PENSION AND OTHER RETIREMENTS BENEFITS - Fair Value of Plan Assets (Details) - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	$ 33,058	$ 30,674	$ 30,213	$ 25,800
Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	23,026		21,448
Level 1, 2 and 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	419		398
Level 1, 2 and 3 | Mutual funds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	5,816		5,453
Level 1, 2 and 3 | U.S. Government securities
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	3,087		2,697
Level 1, 2 and 3 | Municipal/provincial bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	296		322
Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	13,408		12,578
Level 1
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	5,793		5,394
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	419		398
Level 1 | Mutual funds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	5,374		4,996
Level 1 | U.S. Government securities
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 1 | Municipal/provincial bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 2
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	17,233		16,054
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 2 | Mutual funds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	442		457
Level 2 | U.S. Government securities
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	3,087		2,697
Level 2 | Municipal/provincial bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	296		322
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	13,408		12,578
Level 3
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 3 | Mutual funds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 3 | U.S. Government securities
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 3 | Municipal/provincial bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	0		0
NAV
Defined Benefit Plan Disclosure
Total pension plan assets measured at fair value	$ 10,032		$ 8,765